UBS Series Funds

July 1, 2025

Supplement to the prospectuses relating to UBS RMA Government Money Market Fund (“RMA Government Prospectus”), UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select 100% US Treasury Preferred Fund (“Select Preferred Prospectus”), UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select 100% US Treasury Institutional Fund (“Select Institutional Prospectus”), UBS Prime Preferred Fund (“Prime Preferred Prospectus”), and UBS Prime Reserves Fund (“Prime Reserves Prospectus”) (collectively, the “Prospectuses”), each dated August 28, 2024, as supplemented.

Includes:

•	UBS RMA Government Money Market Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Select 100% US Treasury Preferred Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Select 100% US Treasury Institutional Fund
•	UBS Prime Preferred Fund
•	UBS Prime Reserves Fund

Dear Investor,

The purpose of this supplement is to update certain information regarding additional compensation received by financial advisors at UBS Financial Services Inc. for the above-named series (collectively, the “funds”), series of UBS Series Funds (the “Trust”).

Effective immediately, the Prospectuses are hereby revised as follows:

The section captioned “Managing your fund account” and sub-captioned “Additional compensation to affiliated dealer” of the RMA Government Prospectus is revised by replacing the third paragraph of that section in its entirety with the following:

In addition, financial advisors at UBS Financial Services Inc. (“Financial Advisors”) receive monthly production credits on all eligible average daily cash balances in sweep programs, money market funds, and UBS Bank USA Core Savings. These production credits are taken into account in the calculation of the applicable Financial Advisors’ grid rate schedule (which is used to determine a Financial Advisor’s compensation). Only balances in eligible accounts, such as a UBS Resource Management Account and UBS Business Services Account BSA, within the relationship

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will be aggregated towards calculating the cash balances. All advisory accounts, retirement accounts, and qualified plans are ineligible. Other financial intermediaries through which a fund may be purchased/held may have other compensation arrangements with their staff, and an investor should consult with such other firm regarding questions about such arrangements, if any.

The section captioned “Managing your fund account” and sub-captioned “Additional information about your account” of the Select Preferred Prospectus, Select Institutional Prospectus, Prime Preferred Prospectus, and Prime Reserves Prospectus are revised by replacing the sixth paragraph of that section in its entirety with the following:

In addition, financial advisors at UBS Financial Services Inc. (“Financial Advisors”) receive monthly production credits on all eligible average daily cash balances in sweep programs, money market funds, and UBS Bank USA Core Savings. These production credits are taken into account in the calculation of the applicable Financial Advisors’ grid rate schedule (which is used to determine a Financial Advisor’s compensation). Only balances in eligible accounts, such as a UBS Resource Management Account and UBS Business Services Account BSA, within the relationship will be aggregated towards calculating the cash balances. All advisory accounts, retirement accounts, and qualified plans are ineligible. Other financial intermediaries through which a fund may be purchased/held may have other compensation arrangements with their staff, and an investor should consult with such other firm regarding questions about such arrangements, if any.

The section captioned “Managing your fund account” and sub-captioned “UBS Financial Services Inc.: automated purchasing accounts” and sub-sub-captioned “Additional information about your account” of the Select Preferred Prospectus, Select Institutional Prospectus, Prime Preferred Prospectus, and Prime Reserves Prospectus are revised by replacing the fifth paragraph of that section in its entirety with the following:

In addition, financial advisors at UBS Financial Services Inc. (“Financial Advisors”) receive monthly production credits on all eligible average daily cash balances in sweep programs, money market funds, and UBS Bank USA Core Savings. These production credits are taken into account in the calculation of the applicable Financial Advisors’ grid rate schedule (which is used to determine a Financial Advisor’s compensation). Only balances in eligible accounts, such as a UBS Resource Management Account and UBS Business Services Account BSA, within the relationship will be aggregated towards calculating the cash balances. All advisory accounts, retirement accounts, and qualified plans are ineligible. Other financial intermediaries through which a fund may be purchased/held may have other compensation arrangements with their staff, and an investor should consult with such other firm regarding questions about such arrangements, if any.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

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